CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 8,926,903	$ 4,558,939
Accounts receivable trade, net	1,302,218	216,485
Due from related party	1,559,132	759,386
Inventories	714,818	143,534
Prepaid expenses and other assets	1,061,083	375,255
Deferred charges, net	0	167,298
Total current assets	13,564,154	6,220,897
NON-CURRENT ASSETS:
Vessels, net	58,045,628	23,700,029
Restricted cash	500,000	500,000
Prepaid expenses and other assets, non-current	200,000	0
Deferred charges, net	2,061,573	0
Total non-current assets	60,807,201	24,200,029
Total assets	74,371,355	30,420,926
CURRENT LIABILITIES:
Current portion of long-term debt, net	2,102,037	1,522,895
Current portion of long-term debt, related party	5,000,000	0
Accounts payable	2,078,695	410,592
Due to related party, current	1,941	0
Deferred revenue, net	108,125	493,015
Accrued liabilities (including $100,000 and $405,000 accrued interest to related party for years ended December 31,2019 and 2020, respectively)	1,613,109	556,248
Total current liabilities	10,903,907	2,982,750
Commitments and contingencies
NON-CURRENT LIABILITIES:
Long-term debt, net	11,083,829	9,234,165
Long-term debt, related party	0	5,000,000
Total non-current liabilities	11,083,829	14,234,165
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value; 1,950,000,000 shares authorized; 3,318,112 shares issued and outstanding as of December 31, 2019 and 131,212,376 issued and outstanding as of December 31, 2020	131,212	3,318
Additional paid-in capital	53,568,650	12,763,403
Retained earnings/ (Accumulated deficit)	(1,316,735)	436,798
Total shareholders' equity	52,383,619	13,204,011
Total liabilities and shareholders' equity	74,371,355	30,420,926
Series A Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares	480	480
Additional paid-in capital	2,627,843	2,627,843
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares	12	12
Additional paid-in capital	$ 12	$ 12